Share-based Compensation - Allocation of recognized period costs and expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 20,221	$ 2,905	¥ 13,989	¥ 20,852
Income tax benefit recognized for share-based compensation	0		0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	6,830	981	3,750	5,017
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,643	236	2,360	1,877
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	9,025	1,296	5,072	10,796
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	2,723	392	2,807	3,162
Share Options
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 20,200	$ 2,900	¥ 14,000	¥ 20,900